Basis of Preparation - Group balance sheet - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Non-current assets
Deferred tax assets		£ 1,326	[1]	£ 1,717	£ 1,247
Other non-current assets		33,167
Non current assets		34,493	[1]	35,497	34,418
Current assets
Current assets		8,349	[1]	6,875	8,548
Current liabilities
Current liabilities		10,185	[1]	10,925	11,651
Total assets less current liabilities		32,657	[1]	31,447	31,315
Non-current liabilities
Retirement benefit obligations		6,847	[1]	9,088	6,382
Other non-current liabilities		15,899
Non current liabilities		22,746	[1]	23,112	21,203
Equity
Retained profit		1,366	[1]	(650)	(430)
Other components of equity		8,545
Total equity	[2]	9,911	[1]	8,335	10,112	£ 681
Total equity and Liabilities		32,657	[1]	31,447	£ 31,315
As Published [Member]
Non-current assets
Deferred tax assets		1,243
Other non-current assets		33,167
Non current assets		34,410
Current assets
Current assets		8,349
Current liabilities
Current liabilities		10,185
Total assets less current liabilities		32,574
Non-current liabilities
Retirement benefit obligations		6,371
Other non-current liabilities		15,899
Non current liabilities		22,270
Equity
Retained profit		1,759
Other components of equity		8,545
Total equity		10,304		£ 8,335
Total equity and Liabilities		32,574
Pension Adjustment [Member]
Non-current assets
Deferred tax assets		83
Non current assets		83
Current liabilities
Total assets less current liabilities		83
Non-current liabilities
Retirement benefit obligations		476
Non current liabilities		476
Equity
Retained profit		(393)
Total equity		(393)
Total equity and Liabilities		£ 83

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.